Insurance Contracts - Summary of Exposure of Market Risk Arising from Embedded Derivatives Included in Host Insurance Contracts (Details) - KB Life Insurance Co., Ltd. - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Variable Annuity
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders' reserve	[1]	₩ 626,542	₩ 611,283
Guarantee reserve		3,532	3,014
Universal Life [Member]
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders' reserve	[1]	66,057	78,689
Guarantee reserve		2,627	2,768
Variable saving
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders' reserve	[1]	519,893	556,196
Guarantee reserve		365	393
Total [Member]
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders' reserve	[1]	1,212,492	1,246,168
Guarantee reserve		₩ 6,524	₩ 6,175

[1]	Excludes the amount of the lapsed insurance reserve.